Destra Multi-Alternative Fund
Schedule of Investments
As of November 30, 2021 (unaudited)
Shares/Contracts	Security	Value
	COMMON STOCKS – 16.5%
	AEROSPACE/DEFENSE – 0.5%
1,288	L3Harris Technologies, Inc.	$269,295
808	Northrop Grumman Corp.	281,830
		551,125

	AUTO MANUFACTURERS – 0.5%
2,550	Cummins, Inc.	534,863

	BANKS – 0.5%
5,465	Morgan Stanley	518,191

	BIOTECHNOLOGY – 0.3%
6,257	Corteva, Inc.	281,565

	CHEMICALS – 0.3%
2,406	International Flavors & Fragrances, Inc.	342,061

	ELECTRIC – 0.3%
3,692	NextEra Energy, Inc.	320,392

	FINANCIAL SERVICES – 0.3%
2,499	Blackstone Group, Inc.	353,484

	HEALTHCARE-SERVICES – 0.5%
1,233	UnitedHealth Group, Inc.	547,723

	INSURANCE – 0.3%
3,780	Principal Financial Group, Inc.	259,232

	INVESTMENT COMPANIES – 0.5%
38,112	CION Investment Corp.	543,472

	LISTED BUSINESS DEVELOPMENT COMPANIES – 6.2%
470,155	Owl Rock Capital Corp.	6,553,961

	MACHINERY-DIVERSIFIED – 0.3%
861	Rockwell Automation, Inc.	289,468

	MEDIA – 0.3%
5,895	Comcast Corp., Class A	294,632

	MINING – 0.7%
14,264	Newmont Mining Corp.	783,379

	MISCELLANEOUS MANUFACTURING – 0.5%
1,308	Illinois Tool Works, Inc.	303,652
901	Parker-Hannifin Corp.	272,156
		575,808

	PHARMACEUTICALS – 0.6%
5,713	AbbVie, Inc.	658,595
Shares/Contracts	Security	Value
	COMMON STOCKS (continued)
	RETAIL – 1.5%
1,414	Advance Auto Parts, Inc.	$312,098
1,050	McDonald’s Corp.	256,830
3,258	Starbucks Corp.	357,207
1,216	Target Corp.	296,510
4,671	The TJX Cos., Inc.	324,167
		1,546,812

	SEMICONDUCTORS – 0.6%
1,753	Analog Devices, Inc.	315,978
586	Broadcom Ltd.	324,457
		640,435

	SOFTWARE – 0.9%
877	Intuit, Inc.	572,067
1,143	Microsoft Corp.	377,865
		949,932

	TELECOMMUNICATIONS – 0.4%
10,116	Corning, Inc.	375,202

	TRANSPORTATION – 0.5%
1,095	Union Pacific Corp.	258,026
1,490	United Parcel Service, Inc., Class B	295,571
		553,597

	TOTAL COMMON STOCKS (Cost $18,460,840)	17,473,929

	EXCHANGE-TRADED FUND – 1.2%
26,051	KraneShares Global Carbon ETF(1)	1,246,019

	TOTAL EXCHANGE-TRADED FUND (Cost $1,005,891)	1,246,019

	PRIVATE COMPANIES – 7.3%
254,113	Always AI, Inc., Preferred Stock(1)(2)(3)	399,999
23,723	East Just, Inc., Common Stock(1)(2)(3)	557,965
542,467	GOSITE, Inc., Preferred Stock(1)(2)(3)	4,723,152
497,216	Iridia, Inc., Preferred Stock(1)(2)(3)	750,000
1,250,000	Long Game Savings, Inc., Convertible Debt, 7.00% 09/30/2022(2)(3)	1,250,000

	TOTAL PRIVATE COMPANIES (Cost $5,015,498)	7,681,116

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of November 30, 2021 (unaudited)
Shares/Contracts	Security	Value
	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
150	Deere & Co. Exercise Price: $230, Notional Amount: $3,450,000, Expiration Date: 01/21/2022(1)	$14,100

	CALL OPTIONS – 0.0%
300	Invitation Homes, Inc. Exercise Price: $43, Notional Amount: $1,275,000, Expiration Date: 01/21/2022(1)	27,000
230	KraneShares CSI China Internet ETF Exercise Price: $70, Notional Amount: $1,610,000, Expiration Date: 01/21/2022(1)	1,150
500	Lions Gate Entertainment Corp. Exercise Price: $25, Notional Amount: $1,250,000, Expiration Date: 12/17/2021(1)	—-

	TOTAL CALL OPTIONS	28,150

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $242,541)	42,250

	RIGHTS – 0.2%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co. CVR(1)(2)	—

	REAL ESTATE – 0.2%
456,540	Hospitality Investor CVR(1)(2)(3)	241,226

	TOTAL RIGHTS (Cost $9,395,584)	241,226

	REAL ESTATE INVESTMENT TRUSTS – 35.9%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 10.1%
40,000	American Campus Communities, Inc.(4)	2,069,600
2,216	Digital Realty Trust, Inc.	371,712
275,000	Newlake Capital Partners, Inc.	7,933,750
2,147	Prologis, Inc., REIT	323,660

	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	10,698,722

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 11.3%
302,451	Healthcare Trust, Inc.(2)(3)	4,321,633
1,061,081	NorthStar Healthcare Income, Inc.(1)(2)(3)	4,100,291
158,330	Steadfast Apartment REIT, Inc.(3)	3,510,573

	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	11,932,497
Shares/Contracts	Security	Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 14.5%
715,000	Aventine Property Group, Inc.(1)(2)(3)	$4,804,800
715,000	Treehouse Real Estate Investment Trust, Inc.(2)(3)(5)	10,582,000

	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	15,386,800
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $35,330,966)	38,018,019

	ALTERNATIVE INVESTMENT FUNDS(6) – 42.4%
250	Arboretum Core Asset Fund, LP(3)(5)	2,392,703
—	Canyon CLO Fund II LP(3)(7)	10,433,655
4,113	Clarion Lion Industrial Trust(3)	12,325,856
—	Collins Master Access Fund, LLC(1)(3)(7)	105,740
—	Mosaic Real Estate Credit, LLC(3)(7)	10,068,695
—	Ovation Alternative Income Fund(3)(7)	2,043,229
159	Preservation REIT 1, Inc.(3)(8)	7,034,578
173	SGOF Liquidating Master, Ltd.(3)	461,174

	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $34,801,115)	44,865,630

	SHORT-TERM INVESTMENTS – 15.3%
	MONEY MARKET FUND – 15.3%
16,231,610	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 0.01%(4)(9)	16,231,610

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,231,610)	16,231,610

	TOTAL INVESTMENTS – 118.8% (Cost $120,484,045)	125,799,799
	Liabilities in Excess of Other Assets – (18.8)%	(19,894,842)
	TOTAL NET ASSETS – 100.0%	$105,904,957

	WRITTEN OPTIONS CONTRACTS – (0.0)%
	PUT OPTIONS – (0.0)%
(250)	Deere & Co. Exercise Price: $180, Notional Amount: $(4,500,000), Expiration Date: 01/21/2022	(9,750)

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of November 30, 2021 (unaudited)
Shares/Contracts	Security	Value
	WRITTEN OPTIONS CONTRACTS (continued)
	CALL OPTIONS – (0.0)%
(300)	Invitation Homes, Inc. Exercise Price: $48, Notional Amount: $(1,425,000), Expiration Date: 01/21/2022	$(13,500)
(400)	Lions Gate Entertainment Corp. Exercise Price: $30, Notional Amount: $(1,200,000), Expiration Date: 12/17/2021	—

	TOTAL CALL OPTIONS	(13,500)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $(88,208))	(23,250)

	EXCHANGE-TRADED FUNDS SOLD SHORT – (2.3)%
(9,900)	Direxion Daily S&P 500 Bull 3X	(1,255,023)
(1,290)	iShares Transportation Average ETF	(335,387)
(4,900)	ProShares UltraPro QQQ	(801,101)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $(802,222))	(2,391,511)

	TOTAL SECURITIES SOLD SHORT (Proceeds $(890,430))	$(2,414,761)

(1)     Non-income producing security.

(2)     Fair valued using significant unobservable inputs.

(3)     Restricted investments as to resale.

(4)     All or a portion of this security is segregated as collateral for securities sold short.

(5)     Affiliated investment for which ownership exceeds 5% of the investment’s capital.

(6)     Investments in Alternative Investment Funds are valued using net asset value per share (or it’s equivalent) as practical expedient. See Note 2 for respective investment strategies, unfunded commitments and redemptive restrictions.

(7)     Alternative investment fund does not issue shares.

(8)     Affiliated investment for which ownership exceeds 25% of the investment’s capital.

(9)     The rate is the annualized seven-day yield as of November 30, 2021.

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

REIT — Real Estate Investment Trusts

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of November 30, 2021 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each restricted investment held by the Fund at November 30, 2021 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Always AI, Inc.	1/5/2021	$399,999	$399,999	0.4%
Arboretum Core Asset Fund, LP	8/2/2018	2,500,000	2,392,703	2.3
Aventine Property Group, Inc.	1/13/2021	5,692,400	4,804,800	4.5
Canyon CLO Fund II LP	2/25/2019	9,630,261	10,433,655	9.9
Clarion Lion Industrial Trust	6/29/2015	5,554,169	12,325,856	11.7
Collins Master Access Fund, LLC	6/2/2015	—	105,740	0.1
East Just, Inc.	6/11/2021	515,501	557,965	0.5
GOSITE, Inc.	7/31/2020	2,099,998	4,723,152	4.5
Healthcare Trust, Inc.	3/30/2012	4,371,313	4,321,633	4.1
Hospitality Investor CVR	2/17/2015	9,236,371	241,226	0.2
Iridia, Inc.	2/25/2021	750,000	750,000	0.7
Long Game Savings, Inc.	3/29/2021	1,250,000	1,250,000	1.2
Mosaic Real Estate Credit, LLC	7/6/2017	9,999,997	10,068,695	9.5
NorthStar Healthcare Income, Inc.	3/29/2012	7,237,071	4,100,291	3.9
Ovation Alternative Income Fund	7/25/2014	2,162,679	2,043,229	1.9
Preservation REIT 1, Inc.	10/22/2019	4,954,009	7,034,578	6.6
SGOF Liquidating Master, Ltd.	6/2/2015	—	461,174	0.4
Steadfast Apartment REIT, Inc.	4/12/2012	1,264,738	3,510,573	3.3
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	9,169,276	10,582,000	10.0
Total		$76,787,782	$80,107,269

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